Goodwill and Other Intangibles - Other Intangible Assets and Related Accumulated Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, gross	$ 3,028	$ 2,418
Other intangible assets subject to amortization, accumulated amortization	1,952	1,919
Other intangible assets subject to amortization, net	1,076	499
Total other intangible assets, gross	3,300	2,691
Other intangible assets not subject to amortization	1,952	1,919
Total other intangible assets, net	$ 1,348	772
Minimum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	5 years
Maximum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	25 years
Trademarks
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Total other intangible assets, gross	$ 272	273
Total other intangible assets, net	$ 272	273
Dealer networks
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	15 years
Other intangible assets subject to amortization, gross	$ 310	311
Other intangible assets subject to amortization, accumulated amortization	249	241
Other intangible assets subject to amortization, net	61	70
Patents, concessions, licenses and other
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, gross	2,718	2,107
Other intangible assets subject to amortization, accumulated amortization	1,703	1,678
Other intangible assets subject to amortization, net	$ 1,015	$ 429
Patents, concessions, licenses and other | Minimum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	5 years
Patents, concessions, licenses and other | Maximum
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, weighted average life	25 years